Document and Entity Information	Sep. 14, 2021
Cover [Abstract]
Entity Registrant Name	APA Corp
Amendment Flag	false
Entity Central Index Key	0001841666
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 14, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-40144
Entity Tax Identification Number	86-1430562
Entity Address, Address Line One	2000 Post Oak Boulevard
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056-4400
City Area Code	(713)
Local Phone Number	296-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.625 par value
Trading Symbol	APA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false